UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08217

Name of Fund: BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 142.1%
Corporate — 3.8%
City of New York New York Industrial Development Agency, Refunding RB, AMT:
Terminal One Group Association Project, 5.50%, 1/01/24 (a)	$1,500	$1,608,765
Transportation Infrastructure Properties LLC, Series A, 5.00%, 7/01/28	820	775,261
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	4,340	4,371,769
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	5,500	5,755,970
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	3,340	3,440,333

		15,952,098
County/City/Special District/School District — 37.7%
City of New York New York, GO:
Sub-Series A-1, 5.00%, 10/01/34	1,630	1,710,620
Fiscal 2012, Series A-1, 5.00%, 8/01/35	2,350	2,459,534
Fiscal 2012, Sub-Series D-1, 5.00%, 10/01/33	4,175	4,401,619
Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	945	1,011,065
City of New York New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 8/01/32	490	517,489
Fiscal 2013, Series E, 5.00%, 8/01/30	2,000	2,147,420
Fiscal 2014, Series E, 5.00%, 8/01/32	2,000	2,122,720
Fiscal 2014, Series E, 5.50%, 8/01/25	5,500	6,498,085
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/30	2,100	2,173,038
5.00%, 11/15/35	19,150	19,263,176
5.00%, 11/15/44	6,105	6,109,396
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	$6,505	$6,870,906
5.00%, 7/01/33	1,375	1,421,516
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 5.69%, 3/01/39 (b)	1,380	335,064
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	800	866,656
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	3,500	3,139,255
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,640	5,702,299
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,200	2,205,434
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,500	9,363,295
City of New York New York Transitional Finance Authority Future Tax Secured, RB (NPFGC):
5.00%, 2/01/14 (c)	1,830	1,845,299
5.25%, 2/01/22	45	45,189
5.00%, 11/15/26	245	245,916
5.00%, 2/01/33	8,170	8,215,507
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 5/01/31	1,000	1,068,300
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,350	2,347,697
(AGC), 5.00%, 2/15/47	7,370	7,420,337
(AGC), 5.00%, 2/15/47	305	307,083
(AGM), 5.00%, 2/15/47	7,530	7,581,430
(NPFGC), 4.50%, 2/15/47	14,305	13,373,745
(NPFGC), 5.00%, 2/15/47	1,500	1,498,530
New York Liberty Development Corp., Refunding RB, Liberty:
4 World Trade Center Project, 5.00%, 11/15/31	1,710	1,781,752
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,005,160
4 World Trade Center Project, 5.75%, 11/15/51	2,080	2,216,510

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB, Liberty (concluded):
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	$885	$857,388
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	3,530	3,539,249
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC):
5.25%, 10/15/27	2,500	2,583,275
5.00%, 10/15/32	21,175	21,747,148
Syracuse New York Industrial Development Agency, RB, PILOT, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,100	2,952,502

		159,950,604
Education — 25.9%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	4,975	4,967,139
Buffalo & County of Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,000	1,037,650
City of New York New York Industrial Development Agency, Refunding RB, Nightingale-Bamford School (AMBAC), 5.25%, 1/15/17	1,200	1,200,852
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History (NPFGC), 5.00%, 7/01/36	6,300	6,333,705
Carnegie Hall, 4.75%, 12/01/39	3,150	3,151,606
Carnegie Hall, 5.00%, 12/01/39	1,850	1,881,653
Wildlife Conservation Society, 5.00%, 8/01/33	1,000	1,060,550
Wildlife Conservation Society, 5.00%, 8/01/42	2,840	2,927,699
Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	$8,455	$8,562,632
County of Dutchess New York Local Development Corp., RB, Vassar College, Series A, 5.00%, 1/01/49	1,000	1,009,590
County of Madison New York Industrial Development Agency, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	4,000	4,086,240
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	1,240	1,297,648
County of Oneida New York Local Development Corp., RB, Hamilton College Project, 4.00%, 7/01/33	1,505	1,434,069
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,214,507
5.00%, 12/01/36	1,100	1,150,171
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	715	695,659
5.00%, 7/01/42	445	417,971
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	300	330,192
5.38%, 9/01/41	125	128,054
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	533,790
5.25%, 7/01/36	700	728,945
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	500	528,395
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A:
5.00%, 7/01/35	750	788,603

2	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A (concluded):
5.00%, 7/01/40	$1,500	$1,552,665
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	1,770	1,896,697
Fordham University, Series A, 5.00%, 7/01/28	175	188,606
Fordham University, Series A, 5.50%, 7/01/36	1,375	1,461,598
General Purpose, Series A, 5.00%, 2/15/36	4,500	4,740,705
Mount Sinai School of Medicine, 5.13%, 7/01/39	1,000	1,015,720
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	3,500	3,869,530
New York University, Series B, 5.00%, 7/01/34	400	431,136
New York University, Series B, 5.00%, 7/01/42	3,000	3,112,260
New York University, Series C, 5.00%, 7/01/38	2,000	2,092,820
Siena College, 5.13%, 7/01/39	1,345	1,366,802
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,557,480
The New School (AGM), 5.50%, 7/01/43	3,265	3,418,912
New York State Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,074,140
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,051,480
New York University Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/35	5,100	5,190,219
New York University, Series A, 5.00%, 7/01/31	3,000	3,218,400
New York University, Series A, 5.00%, 7/01/37	4,180	4,375,875
Rochester Institute of Technology, 4.00%, 7/01/31	3,300	3,100,845
Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, Refunding RB (concluded):
Rochester Institute of Technology, 4.00%, 7/01/33	$1,605	$1,462,123
Rochester Institute of Technology, 5.00%, 7/01/38	500	509,065
Rochester Institute of Technology, 5.00%, 7/01/42	750	762,540
Rockefeller University, Series B, 4.00%, 7/01/38	2,535	2,435,070
St. John’s University, Series A, 5.00%, 7/01/27	370	394,720
St. John’s University, Series A, 5.00%, 7/01/28	500	527,465
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	4,755	5,122,229
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	6,435	6,874,446
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,545,756

		109,816,624
Health — 10.5%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,800	1,871,910
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/34	500	521,645
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	1,180	1,158,961
County of Monroe New York Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series B, 3.60%, 12/01/32	1,310	1,043,402
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,925	6,404,510

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	$2,250	$2,344,275
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	5,500	5,627,710
Montefiore Hospital (NPFGC, FHA), 5.00%, 8/01/33	1,000	998,690
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/14 (c)	3,895	4,028,209
New York University Hospitals Center, Series A, 5.75%, 7/01/31	2,680	2,861,195
New York University Hospitals Center, Series A, 6.00%, 7/01/40	1,800	1,923,840
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	1,825	1,895,865
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,250	1,088,287
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	1,500	1,321,380
New York State Dormitory Authority, Refunding RB:
New York University Hospital Center, Series A, 5.00%, 7/01/36	1,000	1,007,460
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	2,000	2,028,400
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/34	7,375	7,631,060
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	1,000	1,002,860

		44,759,659
Housing — 7.1%
City of New York New York Housing Development Corp., RB, M/F Housing, AMT:
Series A-1-A, 5.00%, 11/01/30	750	751,147
Series A-1-A, 5.45%, 11/01/46	1,335	1,297,794
Series C, 5.00%, 11/01/26	1,250	1,264,900
Series C, 5.05%, 11/01/36	2,000	2,008,640
Series H-1, 4.70%, 11/01/40	1,000	947,910
Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
City of New York New York Housing Development Corp., RB, M/F Housing, AMT (concluded):
Series H-2-A, 5.20%, 11/01/35	$835	$827,418
Series H-2-A, 5.35%, 5/01/41	600	605,796
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, Series L-2-A, 4.00%, 5/01/44	3,750	3,198,000
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,000	1,973,360
New York State HFA, RB:
Affordable Housing, Series E (SONYMA), 3.40%, 11/01/37	4,755	3,750,792
Affordable Housing, Series E (SONYMA), 3.50%, 11/01/42	4,225	3,239,899
St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,000	951,850
State of New York Mortgage Agency, RB, 49th Series, 4.00%, 10/01/43	4,000	3,405,040
State of New York Mortgage Agency, Refunding RB:
48th Series, 3.70%, 10/01/38	3,210	2,586,329
133rd Series, AMT, 4.95%, 10/01/21	380	385,719
143rd Series, AMT, 4.85%, 10/01/27	1,085	1,089,307
143rd Series, AMT (NPFGC, IBC), 4.85%, 10/01/27	2,000	2,021,480

		30,305,381
State — 15.8%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,510	1,510,498
Fiscal 2008, Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,310,080
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,420,440
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,250	1,379,200

4	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
City of New York New York Transitional Finance Authority, BARB (concluded):
Fiscal 2013, Series S-1, 4.00%, 7/15/42	$500	$429,735
Series S-2 (AGM), 5.00%, 1/15/37	3,750	3,961,988
Series S-2 (NPFGC), 4.25%, 1/15/34	4,830	4,791,070
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	4,000	4,275,040
New York State Dormitory Authority, ERB, Series C, 5.00%, 12/15/31	2,320	2,479,523
New York State Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	3,000	3,136,500
General Purpose, Series E, 5.00%, 2/15/31	2,645	2,818,882
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	250	265,390
Mental Health Facilities, Series B, 5.25%, 2/15/14 (c)	1,550	1,566,585
Mental Health Services Facilities Improvement, Series B (AGM), 5.00%, 2/15/33	4,500	4,651,920
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	450	460,836
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	5,000	5,120,400
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	2,500	2,545,375
New York State Dormitory Authority, Refunding RB, Secured Hospital, North General Hospital (Syncora), 5.75%, 2/15/17	2,000	2,007,280
New York State Thruway Authority, RB:
2nd General Highway and Bridge Trust, Series A (AMBAC), 5.00%, 4/01/26	8,700	9,443,676
Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
New York State Thruway Authority, RB (concluded):
2nd General Highway and Bridge Trust, Series B, 5.00%, 4/01/27	$1,000	$1,081,010
Transportation, Series A, 5.00%, 3/15/32	2,740	2,928,841
New York State Thruway Authority, Refunding RB, 2nd General Highway and Bridge Trust, Series A, 5.00%, 4/01/32	1,000	1,052,140
New York State Urban Development Corp., RB, Personal Income Tax:
Series A, 3.50%, 3/15/28	1,660	1,603,610
State Facilities, Series A-1 (NPFGC), 5.00%, 3/15/14 (c)	2,000	2,028,560

		67,268,579
Transportation — 32.0%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,070,580
Series A, 5.00%, 11/15/30	5,500	5,761,690
Series C, 6.50%, 11/15/28	6,015	7,022,452
Series C, 4.00%, 11/15/43	1,300	1,115,660
Series D, 5.25%, 11/15/41	1,475	1,517,480
Series H, 5.00%, 11/15/25	1,000	1,092,200
Sub-Series B, 5.00%, 11/15/25	1,000	1,098,090
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	2,500	2,597,775
Series D, 5.00%, 11/15/30	885	925,294
Series D, 4.00%, 11/15/32	740	680,941
Series F, 5.00%, 11/15/30	3,160	3,303,875
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	11,500	12,005,425
New York State Thruway Authority, Refunding RB, General:
Series F (AMBAC), 5.00%, 1/01/30	5,000	5,155,750
Series G (AGM), 4.75%, 1/01/29	1,250	1,292,238
Series G (AGM), 4.75%, 1/01/30	1,030	1,065,195
Series G (AGM), 5.00%, 1/01/32	15,450	16,063,828
Series I, 5.00%, 1/01/24	1,000	1,125,840

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
New York State Thruway Authority, Refunding RB, General (concluded):
Series I, 5.00%, 1/01/37	$5,635	$5,793,231
Series I, 5.00%, 1/01/42	4,270	4,349,422
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,600	1,730,880
Port Authority of New York & New Jersey, ARB:
Consolidated, 37th Series, AMT (AGM), 5.13%, 7/15/30	2,500	2,535,600
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,596,950
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 6.25%, 12/01/15	7,830	8,199,811
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.90%, 12/01/17	4,000	4,005,680
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	19,725	19,920,869
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	1,390	1,452,328
147th Series, 4.75%, 4/15/37	2,250	2,218,612
178th Series, AMT, 5.00%, 12/01/43	750	752,925
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 177th Series, AMT:
3.50%, 7/15/35	1,600	1,284,160
4.00%, 1/15/43	1,350	1,142,181
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 4.93%, 11/15/32 (b)	7,400	2,942,166
General, Remarketing, Series A, 5.00%, 11/15/36	1,000	1,049,310
General, Series B, 5.00%, 11/15/31	430	459,769
Series C, 5.00%, 11/15/38	1,385	1,427,880
Series E (NPFGC), 5.25%, 11/15/23	3,650	3,665,366
Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB (concluded):
Series E (NPFGC), 5.00%, 11/15/32	$3,645	$3,654,623
Sub-Series A, 5.00%, 11/15/28	2,500	2,715,800
Sub-Series A, 5.00%, 11/15/29	875	942,629

		135,734,505
Utilities — 9.3%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	3,500	3,620,190
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2010, Series FF, 5.00%, 6/15/31	1,500	1,597,815
2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,065,210
2nd General Resolution, Series DD, 5.00%, 6/15/32	5,750	6,023,182
2nd General Resolution, Series FF, 4.00%, 6/15/45	1,975	1,739,916
Series A (AGM), 4.25%, 6/15/39	1,700	1,643,339
Long Island Power Authority, RB, Electric System Series A:
(AMBAC), 5.00%, 9/01/29	3,000	3,065,700
General (AGM), 5.00%, 5/01/36	2,375	2,419,128
Long Island Power Authority, Refunding RB:
Electric System, Series A (AGC), 5.75%, 4/01/39	1,000	1,109,040
General, Electric System, Series A (AGC), 6.00%, 5/01/33	1,500	1,685,550
General, Series B (AGM), 5.00%, 12/01/35	3,500	3,575,285
New York State Environmental Facilities Corp., RB, Long Island Water Corp. Project, Series A, AMT (NPFGC), 4.90%, 10/01/34	6,000	5,924,040

6	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
New York State Environmental Facilities Corp., Refunding RB, State Clean Water and Drinking Water Revolving, New York City Municipal Water Finance Authority Projects, 2nd General Resolution, Series B, 5.00%, 6/15/36	$3,200	$3,368,224
New York State Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	2,720,197

		39,556,816
Total Municipal Bonds in New York		603,344,266

Guam — 0.3%
Utility — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,175	1,158,820

Puerto Rico — 0.6%
Housing — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,500	2,510,275
Total Municipal Bonds — 143.0%		607,013,361

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
New York — 23.3%
County/City/Special District/School District — 6.9%
City of New York New York, GO:
Series J, 5.00%, 5/15/23	6,800	6,916,144
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (e)	10,000	11,351,300
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,727,930
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (e)	6,000	6,401,112
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB, Liberty, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	$2,610	$2,710,328

		29,106,814
Education — 5.8%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	5,000	5,582,600
New York State Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A:
5.25%, 7/01/29	5,000	5,348,800
5.00%, 7/01/35	4,448	4,697,845
New York State Dormitory Authority, RB:
5.00%, 7/01/38	5,498	5,753,687
(AMBAC), 5.00%, 7/01/37	2,999	3,147,926

		24,530,858
State — 1.4%
New York State Dormitory Authority, RB, Mental Health Services Facilities, Series C, AMT (AGM), 5.40%, 2/15/33	5,458	5,798,618
Transportation — 5.8%
Metropolitan Transportation Authority, RB, Dedicated Tax, Series A (NPFGC), 5.00%, 11/15/31	7,002	7,429,863
New York State Thruway Authority, Refunding RB, General, Series H (AGM), 5.00%, 1/01/37	8,500	8,759,420
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/25	8,005	8,643,871

		24,833,154
Utilities — 3.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System:
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	2,400	2,557,351
Fiscal 2009, Series A, 5.75%, 6/15/40	4,004	4,437,575

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2013	7

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New York (concluded)
Utilities (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	$7,151	$7,574,605

		14,569,531
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 23.3%		98,838,975
Total Long-Term Investments (Cost — $699,671,818) — 166.3%		705,852,336

Short-Term Securities
Municipal Bonds — 0.5%
New York City Housing Development Corp., RB, VRDN, M/F Mortgage, 50th Avenue Development, Series A, 0.03%, 12/06/13 (f)	600	600,000
New York State HFA, HRB, VRDN, 175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.04%, 12/06/13 (f)	1,800	1,800,000

Total Municipal Bonds — 0.5%		2,400,000
Short-Term Securities	Shares	Value
Money Market Fund — 1.0%
BIF New York Municipal Money Fund, 0.00% (g)(h)	4,130,409	$4,130,409
Total Short-Term Securities (Cost — $6,530,409) — 1.5%		6,530,409
Total Investments (Cost — $706,202,227*) — 167.8%		712,382,745
Other Assets Less Liabilities — 1.7%		7,234,875
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.1%)		(51,487,579)
VRDP Shares, at Liquidation Value — (57.4%)		(243,600,000)

Net Assets Applicable to Common Shares — 100.0%		$424,530,041

*	As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$655,289,934

Gross unrealized appreciation	$18,475,521
Gross unrealized depreciation	(12,851,861)

Net unrealized appreciation	$5,623,660

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 15, 2017 to February 15, 2019 is $8,472,296.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(g)	Represents the current yield as of report date.

8	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
BIF New York Municipal Money Fund	9,101,817	(4,971,408)	4,130,409	$1

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	HFA	Housing Finance Agency
	AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds
	AMBAC	American Municipal Bond Assurance Corp.	IBC	Insured Bond Certificates
	AMT	Alternative Minimum Tax (subject to)	LOC	Letter of Credit
	ARB	Airport Revenue Bonds	LRB	Lease Revenue Bonds
	BARB	Building Aid Revenue Bonds	M/F	Multi-Family
	BHAC	Berkshire Hathaway Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
	BOCES	Board of Cooperative Educational Services	PILOT	Payment in Lieu of Taxes
	CAB	Capital Appreciation Bonds	RB	Revenue Bonds
	ERB	Education Revenue Bonds	SONYMA	State of New York Mortgage Agency
	Fannie Mae	Federal National Mortgage Association	Syncora	Syncora Guarantee
	FHA	Federal Housing Administration	VRDN	Variable Rate Demand Notes
	GO	General Obligation Bonds

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(174)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$22,035,469	$111,279

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2013	9

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$705,852,336	—	$705,852,336
Short-Term Securities	$4,130,409	2,400,000	—	6,530,409

Total	$4,130,409	$708,252,336	—	$712,382,745

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$111,279	—	—	$111,279

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

10	BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$308,000	—	—	$308,000
Liabilities:
Bank overdraft	—	$(10,211)	—	(10,211)
TOB trust certificates	—	(51,469,151)	—	(51,469,151)
VRDP shares	—	(243,600,000)	—	(243,600,000)

Total	$308,000	$(295,079,362)	—	$(294,771,362)

There were no transfers between levels during the period ended November 30, 2013.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2013	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date:	January 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date:	January 24, 2014